Details of Other Assets (Detail)	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW		Dec. 31, 2009 KRW
Accrued interest and dividends receivable		1,282,957,000,000		1,205,682,000,000
Receivables for foreign exchange spot contracts		1,036,446,000,000		1,491,898,000,000
Account receivables		1,167,784,000,000		1,648,887,000,000
Accrued income		60,949,000,000		6,499,000,000
Deferred tax assets		477,548,000,000		689,660,000,000
Other investments		2,763,436,000,000	[1]	2,568,663,000,000	[1]
Prepaid expenses		190,297,000,000		167,562,000,000
Separate account assets		1,351,595,000,000		1,090,887,000,000
Advances to suppliers		182,259,000,000		199,602,000,000
Deferred acquisition costs		1,074,026,000,000		829,056,000,000
Gold assets		27,614,000,000		56,767,000,000
Other		185,345,000,000		198,332,000,000
Other assets (Notes 11 and 24)	$ 8,668,190,000	9,800,256,000,000		10,153,495,000,000

[1]	Other investments include unlisted equity securities, securities with sales restriction, fund investments and investments accounted for the equity method.